Amplify HACK Cybersecurity Covered Call ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 101.7%		Shares	Value
Industrials - 6.4%
General Dynamics Corp.		307	$ 108,752
Northrop Grumman Corp.		157	79,962
			188,714

Information Technology - 95.3% (b)
A10 Networks, Inc.		3,462	129,340
Broadcom, Inc.		473	178,676
Check Point Software Technologies Ltd. (a)(c)		600	78,858
Cisco Systems, Inc.		1,592	186,996
Cloudflare, Inc. - Class A (a)(c)		562	137,847
Crowdstrike Holdings, Inc. - Class A (a)(c)		316	241,152
F5, Inc. (a)(c)		328	136,435
Fastly, Inc. - Class A (a)(c)		3,865	70,961
Fortinet, Inc. (a)(c)		1,257	193,100
Gen Digital, Inc.		3,958	98,515
Okta, Inc. (a)(c)		1,198	163,467
Palo Alto Networks, Inc. (a)(c)		771	262,927
Qualys, Inc. (a)(c)		863	118,654
Radware Ltd. (a)(c)		2,891	89,216
Rubrik, Inc. - Class A (a)(c)		1,751	140,570
SentinelOne, Inc. - Class A (a)(c)		6,164	104,603
Tenable Holdings, Inc. (a)(c)		3,941	145,344
Trend Micro, Inc. - ADR		2,427	90,916
Varonis Systems, Inc. (a)(c)		3,423	143,629
Zscaler, Inc. (a)(c)		630	88,925
			2,800,131
TOTAL COMMON STOCKS (Cost $2,371,060)			2,988,845

PURCHASED OPTIONS - 5.0% (c)	Notional Amount	Contracts	Value
Call Options - 5.0% (d)(e)
A10 Networks, Inc., Expiration: 07/17/2026; Exercise Price: $40.00 (a)	127,024	34	1,870
Broadcom, Inc., Expiration: 07/10/2026; Exercise Price: $392.50 (a)	151,100	4	2,360
Check Point Software Technologies Ltd. (a)
Expiration: 07/17/2026; Exercise Price: $135.00	52,572	4	1,180
Expiration: 07/17/2026; Exercise Price: $140.00	26,286	2	255
Cisco Systems, Inc., Expiration: 07/10/2026; Exercise Price: $126.00 (a)	176,190	15	495
Cloudflare, Inc., Expiration: 07/10/2026; Exercise Price: $245.00 (a)	122,640	5	5,000
Crowdstrike Holdings, Inc., Expiration: 07/10/2026; Exercise Price: $732.50 (a)	228,942	3	14,017
F5, Inc., Expiration: 07/17/2026; Exercise Price: $420.00 (a)	124,788	3	3,690
Fastly, Inc., Expiration: 07/02/2026; Exercise Price: $19.50 (a)	69,768	38	760
Fortinet, Inc., Expiration: 07/02/2026; Exercise Price: $155.00	184,344	12	2,154
Gen Digital, Inc. (a)
Expiration: 07/17/2026; Exercise Price: $26.00	67,203	27	1,215
Expiration: 07/17/2026; Exercise Price: $27.00	29,868	12	240
General Dynamics Corp., Expiration: 07/02/2026; Exercise Price: $360.00 (a)	106,272	3	210
Northrop Grumman Corp., Expiration: 07/17/2026; Exercise Price: $600.00 (a)	50,931	1	50
Okta, Inc. (a)
Expiration: 07/02/2026; Exercise Price: $124.00	150,095	11	13,860
Expiration: 07/17/2026; Exercise Price: $150.00	150,095	11	2,486
Palo Alto Networks, Inc. (a)
Expiration: 07/02/2026; Exercise Price: $307.50	238,714	7	23,467
Expiration: 07/17/2026; Exercise Price: $360.00	238,714	7	5,548

Qualys, Inc., Expiration: 07/17/2026; Exercise Price: $125.00 (a)	109,992	8		11,800
Radware Ltd., Expiration: 07/17/2026; Exercise Price: $31.00 (a)	86,408	28		3,500
Rubrik, Inc., Expiration: 07/10/2026; Exercise Price: $77.00 (a)	136,476	17		9,265
SentinelOne, Inc., Expiration: 07/10/2026; Exercise Price: $16.50 (a)	103,517	61		5,185
Tenable Holdings, Inc. (a)
Expiration: 07/17/2026; Exercise Price: $30.00	14,752	4		3,080
Expiration: 07/17/2026; Exercise Price: $31.00	129,080	35		21,350
Varonis Systems, Inc., Expiration: 07/17/2026; Exercise Price: $40.00 (a)	142,664	34		10,285
Zscaler, Inc., Expiration: 07/10/2026; Exercise Price: $140.00	84,690	6		3,600
TOTAL PURCHASED OPTIONS (Cost $45,205)				146,922

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%		Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (f)		31,814		31,814
TOTAL MONEY MARKET FUNDS (Cost $31,814)				31,814

TOTAL INVESTMENTS - 107.8% (Cost $2,448,079)				3,167,581
Liabilities in Excess of Other Assets - (7.8)%			(0.07790)	(228,933)
TOTAL NET ASSETS - 100.0%				$ 2,938,648

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Non-income producing security.
(d)	100 shares per contract.
(e)	Exchange-traded.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Amplify HACK Cybersecurity Covered Call ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (8.0)%	Notional Amount	Contracts	Value
Call Options - (8.0)% (a)(b)
A10 Networks, Inc., Expiration: 07/17/2026; Exercise Price: $35.00	$ (127,024)	(34)	$ (10,880)
Broadcom, Inc., Expiration: 07/10/2026; Exercise Price: $382.50	(151,100)	(4)	(3,620)
Check Point Software Technologies Ltd.
Expiration: 07/17/2026; Exercise Price: $125.00	(52,572)	(4)	(3,460)
Expiration: 07/17/2026; Exercise Price: $130.00	(26,286)	(2)	(1,040)
Cisco Systems, Inc., Expiration: 07/10/2026; Exercise Price: $122.00	(176,190)	(15)	(1,403)
Cloudflare, Inc., Expiration: 07/10/2026; Exercise Price: $237.50	(122,640)	(5)	(7,312)
Crowdstrike Holdings, Inc., Expiration: 07/10/2026; Exercise Price: $715.00	(228,942)	(3)	(17,797)
F5, Inc., Expiration: 07/17/2026; Exercise Price: $390.00	(124,788)	(3)	(9,480)
Fastly, Inc., Expiration: 07/02/2026; Exercise Price: $18.50	(69,768)	(38)	(1,710)
Fortinet, Inc., Expiration: 07/02/2026; Exercise Price: $150.00	(184,344)	(12)	(5,700)
Gen Digital, Inc.
Expiration: 07/17/2026; Exercise Price: $24.00	(67,203)	(27)	(3,780)
Expiration: 07/17/2026; Exercise Price: $25.00	(29,868)	(12)	(1,020)
General Dynamics Corp., Expiration: 07/02/2026; Exercise Price: $352.50	(106,272)	(3)	(818)
Northrop Grumman Corp., Expiration: 07/17/2026; Exercise Price: $565.00	(50,931)	(1)	(185)
Okta, Inc.
Expiration: 07/02/2026; Exercise Price: $120.00	(150,095)	(11)	(18,205)
Expiration: 07/17/2026; Exercise Price: $145.00	(150,095)	(11)	(3,712)
Palo Alto Networks, Inc.
Expiration: 07/02/2026; Exercise Price: $297.50	(238,714)	(7)	(30,713)
Expiration: 07/17/2026; Exercise Price: $350.00	(238,714)	(7)	(7,945)
Qualys, Inc., Expiration: 07/17/2026; Exercise Price: $115.00	(109,992)	(8)	(19,160)
Radware Ltd., Expiration: 07/17/2026; Exercise Price: $29.00	(86,408)	(28)	(6,440)
Rubrik, Inc., Expiration: 07/10/2026; Exercise Price: $75.00	(136,476)	(17)	(11,050)
SentinelOne, Inc., Expiration: 07/10/2026; Exercise Price: $16.00	(103,517)	(61)	(7,473)
Tenable Holdings, Inc.
Expiration: 07/17/2026; Exercise Price: $28.00	(14,752)	(4)	(3,620)
Expiration: 07/17/2026; Exercise Price: $29.00	(129,080)	(35)	(27,300)
Varonis Systems, Inc., Expiration: 07/17/2026; Exercise Price: $35.00	(142,664)	(34)	(25,330)
Zscaler, Inc., Expiration: 07/10/2026; Exercise Price: $136.00	(84,690)	(6)	(5,115)
TOTAL WRITTEN OPTIONS (Premiums received $78,336)			$ (234,268)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify HACK Cybersecurity Covered Call ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 2,988,845	$ –	$ –	$ 2,988,845
Purchased Options	–	146,922	–	146,922
Money Market Funds	31,814	–	–	31,814
Total Investments	$ 3,020,659	$ 146,922	$ –	$ 3,167,581

Liabilities:
Investments:
Written Options	$ –	$ (234,268)	$ –	$ (234,268)
Total Investments	$ –	$ (234,268)	$ –	$ (234,268)

Refer to the Schedule of Investments for further disaggregation of investment categories.